Bernstein Fund, Inc.

Schedule of Investments

International Small Cap Portfolio

June 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.2%
Industrials – 19.0%
Aerospace & Defense – 2.2%
Babcock International Group PLC(a)	1,431,128	$5,402,576
Saab AB - Class B	458,606	18,964,459

		24,367,035

Air Freight & Logistics – 0.2%
Cia de Distribucion Integral Logista Holdings SA	144,330	2,828,202

Airlines – 0.5%
Wizz Air Holdings PLC(a) (b)	237,496	5,107,495

Building Products – 1.0%
Bunka Shutter Co., Ltd.	316,800	2,330,616
Fletcher Building Ltd.	1,526,150	4,791,400
Inwido AB	182,380	2,010,510
Uponor Oyj	139,389	1,934,412

		11,066,938

Commercial Services & Supplies – 1.6%
Altech Corp.	150,200	1,973,758
Biffa PLC(b)	1,976,282	9,016,671
Downer EDI Ltd.	2,133,090	7,442,786

		18,433,215

Construction & Engineering – 1.4%
Balfour Beatty PLC	2,289,174	7,083,568
Hazama Ando Corp.	1,051,900	6,528,952
Veidekke ASA	212,600	1,939,675

		15,552,195

Electrical Equipment – 2.3%
Fuji Electric Co., Ltd.	255,100	10,546,809
Luceco PLC(b)	706,740	884,062
Nexans SA	113,605	8,850,882
TKH Group NV	155,399	5,854,437

		26,136,190

Industrial Conglomerates – 0.4%
Bidvest Group Ltd. (The)	245,822	3,166,920
Chargeurs SA	87,060	1,354,029

		4,520,949

Machinery – 4.8%
Amada Co., Ltd.	1,242,500	9,160,087
ANDRITZ AG	62,810	2,535,407
ATS Automation Tooling Systems, Inc.(a)	499,274	13,711,417
Deutz AG	947,570	3,681,611
Duerr AG	209,095	4,848,359
Ebara Corp.	68,000	2,540,993
IMI PLC	162,810	2,335,133
Morgan Advanced Materials PLC	586,590	1,963,655
Nabtesco Corp.	290,800	6,823,672
Turk Traktor ve Ziraat Makineleri AS	117,500	1,537,692
Valmet Oyj	94,760	2,335,201

Company	Shares	U.S. $ Value

YAMABIKO Corp.	276,800	$2,338,933

		53,812,160

Marine – 0.2%
ZIM Integrated Shipping Services Ltd.	43,660	2,062,062

Professional Services – 1.5%
BayCurrent Consulting, Inc.	10,000	2,673,521
Danel Adir Yeoshua Ltd.	19,500	2,470,364
NICE Information Service Co., Ltd.	108,024	1,201,964
Teleperformance	20,780	6,416,533
UT Group Co., Ltd.	261,900	4,343,635

		17,106,017

Road & Rail – 0.3%
Redde Northgate PLC	461,870	1,897,261
Senko Group Holdings Co., Ltd.	313,900	2,033,617

		3,930,878

Trading Companies & Distributors – 1.5%
AerCap Holdings NV(a)	121,998	4,994,598
Howden Joinery Group PLC	305,640	2,253,011
Inaba Denki Sangyo Co., Ltd.	137,400	2,696,134
Russel Metals, Inc.	105,225	2,127,062
Solar A/S	22,292	1,913,570
Yuasa Trading Co., Ltd.	114,500	2,830,579

		16,814,954

Transportation Infrastructure – 1.1%
Anhui Expressway Co., Ltd.	2,956,000	2,388,697
Grupo Aeroportuario del Centro Norte SAB de CV	1,128,772	7,210,624
Sumitomo Warehouse Co., Ltd. (The)	168,800	2,498,938

		12,098,259

		213,836,549

Consumer Discretionary – 13.7%
Auto Components – 2.8%
Faurecia SE(a)	395,578	7,927,530
Mahle-Metal Leve SA	427,600	1,894,743
Nexteer Automotive Group Ltd.	6,316,000	4,563,113
NGK Spark Plug Co., Ltd.	168,600	3,058,326
Schaeffler AG (Preference Shares)	411,700	2,339,909
Toyo Tire Corp.	672,794	8,409,861
Tube Investments of India Ltd.	118,048	2,772,340

		30,965,822

Automobiles – 0.4%
Piaggio & C SpA	1,984,869	4,657,825

Diversified Consumer Services – 0.7%
Benesse Holdings, Inc.	464,800	7,521,357

Hotels, Restaurants & Leisure – 3.1%
Entain PLC(a)	459,752	6,996,351
Jollibee Foods Corp.	1,940,650	7,190,384
Jumbo Interactive Ltd.	251,460	2,473,501
KFC Holdings Japan Ltd.	114,300	2,395,826

Company	Shares	U.S. $ Value

Kindred Group PLC (SDR)	792,369	$6,594,140
LeoVegas AB(b)	244,840	1,451,202
Tongcheng Travel Holdings Ltd.(a)	3,808,400	8,234,247

		35,335,651

Household Durables – 1.1%
Ki-Star Real Estate Co., Ltd.	181,500	6,292,614
Redrow PLC	921,881	5,503,919
Vistry Group PLC	114,260	1,163,774

		12,960,307

Leisure Products – 0.9%
Beneteau SA	178,850	1,815,865
BRP, Inc.	108,845	6,698,804
MIPS AB(b)	30,464	1,337,773

		9,852,442

Multiline Retail – 0.2%
Europris ASA(b)	429,414	2,015,707

Specialty Retail – 1.3%
Clas Ohlson AB - Class B	245,800	2,548,472
Delek Automotive Systems Ltd.	205,270	2,241,315
EDION Corp.	310,800	2,918,435
Kohnan Shoji Co., Ltd.	99,500	2,687,356
Mobilezone Holding AG	81,487	1,424,423
Motus Holdings Ltd.	145,610	957,681
Sleep Country Canada Holdings, Inc.(b)	108,970	2,033,452

		14,811,134

Textiles, Apparel & Luxury Goods – 3.2%
Asics Corp.	561,500	10,170,046
Delta Galil Industries Ltd.	23,260	1,147,225
Handsome Co., Ltd.	76,556	1,816,796
HUGO BOSS AG	217,223	11,502,709
JNBY Design Ltd.(b)	1,194,500	1,370,269
Marimekko Oyj	177,880	2,307,781
New Wave Group AB	183,790	2,457,640
Pandora A/S	87,744	5,574,592

		36,347,058

		154,467,303

Information Technology – 11.9%
Communications Equipment – 0.7%
Sterlite Technologies Ltd.	2,860,052	5,361,093
VTech Holdings Ltd.	282,700	2,226,271

		7,587,364

Electronic Equipment, Instruments & Components – 3.9%
Anritsu Corp.	201,200	2,178,307
E Ink Holdings, Inc.	3,587,000	22,903,943
Horiba Ltd.	135,400	5,776,072
Kaga Electronics Co., Ltd.	95,600	2,137,864
SOLUM Co., Ltd.(a)	235,823	3,535,966
Test Research, Inc.	1,133,000	2,269,628

Company	Shares	U.S. $ Value

Tong Hsing Electronic Industries Ltd.	853,000	$5,783,445

		44,585,225

IT Services – 1.3%
BIPROGY, Inc.	85,739	1,709,747
Computacenter PLC	88,353	2,530,178
Data#3 Ltd.	671,466	2,160,951
NEC Networks & System Integration Corp.	417,700	5,657,497
NSD Co., Ltd.	58,700	1,025,401
Sonata Software Ltd.	247,343	2,100,629

		15,184,403

Semiconductors & Semiconductor Equipment – 4.5%
ASM International NV	35,476	8,826,683
ASPEED Technology, Inc.	33,000	2,118,182
BE Semiconductor Industries NV	22,413	1,070,987
Elan Microelectronics Corp.	469,000	2,203,011
Elite Semiconductor Microelectronics Technology, Inc.	337,000	1,008,666
Himax Technologies, Inc. (ADR)	607,023	4,540,532
LX Semicon Co., Ltd.	26,833	1,991,414
Melexis NV	31,230	2,246,070
Optorun Co., Ltd.	228,300	3,030,900
Phison Electronics Corp.	137,000	1,256,117
Pixart Imaging, Inc.	310,000	1,013,799
Rorze Corp.	91,900	5,765,300
Sanken Electric Co., Ltd.	150,600	5,245,165
SCREEN Holdings Co., Ltd.	25,700	1,743,806
Sino-American Silicon Products, Inc.	451,000	2,150,124
Sitronix Technology Corp.	163,000	1,100,562
Tokyo Seimitsu Co., Ltd.	58,800	1,938,192
u-blox Holding AG(a)	30,960	3,143,117

		50,392,627

Software – 0.6%
Hilan Ltd.	47,720	2,524,129
Iress Ltd.	379,170	3,012,603
Magic Software Enterprises Ltd.	52,859	929,159

		6,465,891

Technology Hardware, Storage & Peripherals – 0.9%
Asia Vital Components Co., Ltd.	2,316,000	7,265,750
Gigabyte Technology Co., Ltd.	239,000	713,974
Konica Minolta, Inc.	621,700	2,072,053

		10,051,777

		134,267,287

Financials – 10.8%
Banks – 4.5%
Aozora Bank Ltd.	68,800	1,338,907
Bank of Ireland Group PLC	1,672,646	10,572,097
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	29,172,000	2,693,439
Bank Pembangunan Daerah Jawa Timur Tbk PT	47,991,500	2,383,871
Bankinter SA	536,158	3,353,591
BAWAG Group AG(b)	162,574	6,862,993
BNK Financial Group, Inc.	438,540	2,275,214

Company	Shares	U.S. $ Value

Close Brothers Group PLC	154,680	$1,944,410
Kiatnakin Phatra Bank PCL	1,416,200	2,483,507
National Bank of Greece SA(a)	806,600	2,413,002
Seven Bank Ltd.	660,900	1,262,135
Spar Nord Bank A/S	203,170	2,157,436
SpareBank 1 SMN	199,682	2,357,981
Sydbank AS	82,108	2,527,405
Virgin Money UK PLC	2,691,059	4,311,945
Yapi ve Kredi Bankasi AS	8,126,580	2,108,176

		51,046,109

Capital Markets – 2.9%
Azimut Holding SpA	465,644	8,104,987
Banca Generali SpA	74,870	2,119,798
IG Group Holdings PLC	1,080,212	9,117,047
Intermediate Capital Group PLC	523,670	8,372,202
Man Group PLC/Jersey	926,456	2,828,222
Polar Capital Holdings PLC	279,320	1,726,741

		32,268,997

Consumer Finance – 0.9%
Jaccs Co., Ltd.	119,300	2,954,943
Shriram Transport Finance Co., Ltd.	342,671	5,541,367
Sun Hung Kai & Co., Ltd.	4,246,000	1,985,882

		10,482,192

Diversified Financial Services – 0.3%
REC Ltd.	914,057	1,437,013
Svolder AB	325,750	1,666,402

		3,103,415

Insurance – 1.6%
Beazley PLC	1,669,811	10,181,583
Coface SA(a)	220,592	2,317,106
Protector Forsikring ASA	212,800	2,212,323
Topdanmark AS	52,639	2,739,656

		17,450,668

Thrifts & Mortgage Finance – 0.6%
Home Capital Group, Inc.	355,457	6,726,952

		121,078,333

Materials – 10.0%
Chemicals – 4.2%
Chambal Fertilizers and Chemicals Ltd.	468,409	1,583,336
China General Plastics Corp.	1,503,224	1,547,997
Dongjin Semichem Co., Ltd.	79,540	1,976,538
Elkem ASA(b)	689,240	2,213,915
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,263,889	9,187,993
Hansol Chemical Co., Ltd.	29,811	4,713,480
Incitec Pivot Ltd.	3,222,174	7,415,201
Nantex Industry Co., Ltd.	633,597	910,697
Polyplex Corp. Ltd.	76,751	2,143,679
Synthomer PLC	489,350	1,342,370
Tosoh Corp.	509,900	6,342,505
Wacker Chemie AG	16,930	2,455,220

Company	Shares	U.S. $ Value

Zeon Corp.	539,700	$5,235,408

		47,068,339

Construction Materials – 0.3%
CSR Ltd.	660,964	1,858,103
STO SE & Co. KGaA (Preference Shares)	12,520	1,838,699

		3,696,802

Containers & Packaging – 0.7%
Orora Ltd.	3,233,115	8,158,356

Metals & Mining – 3.8%
APERAM SA	184,344	5,119,972
Central Asia Metals PLC	681,782	1,838,302
Champion Iron Ltd.	516,656	1,931,466
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	2,641,209	1,789,746
Labrador Iron Ore Royalty Corp.	109,494	2,411,556
Lundin Mining Corp.	970,459	6,152,071
Mitsui Mining & Smelting Co., Ltd.	108,200	2,523,468
Northern Star Resources Ltd.	1,050,988	4,929,878
OZ Minerals Ltd.	789,896	9,710,247
Perenti Global Ltd.	5,067,784	2,298,016
SSAB AB - Class B	539,902	2,243,415
Wesdome Gold Mines Ltd.(a)	147,890	1,281,054

		42,229,191

Paper & Forest Products – 1.0%
Century Plyboards India Ltd.	339,150	2,269,556
Daiken Corp.	146,600	1,985,317
Interfor Corp.(a)	365,426	7,364,163

		11,619,036

		112,771,724

Communication Services – 8.2%
Diversified Telecommunication Services – 0.2%
Telecom Egypt Co.	3,021,580	2,223,753

Entertainment – 3.5%
Capcom Co., Ltd.	449,500	10,934,506
CTS Eventim AG & Co. KGaA(a)	35,530	1,874,181
GungHo Online Entertainment, Inc.	438,400	7,777,842
International Games System Co., Ltd.	395,000	9,938,774
Soft-World International Corp.	482,000	1,253,113
Toei Animation Co., Ltd.	100,658	8,035,389

		39,813,805

Interactive Media & Services – 1.0%
AfreecaTV Co., Ltd.	24,970	1,550,775
Dip Corp.	336,000	9,350,622

		10,901,397

Media – 3.5%
Affle India Ltd.(a)	184,258	2,494,813
Cogeco Communications, Inc.	118,378	8,007,437
Criteo SA (Sponsored ADR)(a)	278,893	6,804,989

Company	Shares	U.S. $ Value

IPSOS	23,270	$1,109,991
Kadokawa Corp.	185,000	4,002,053
Rightmove PLC	412,010	2,855,163
Stroeer SE & Co. KGaA	143,511	6,482,620
Sun TV Network Ltd.	1,037,407	5,480,251
Television Francaise 1	317,220	2,250,397

		39,487,714

		92,426,669

Real Estate – 6.7%
Equity Real Estate Investment Trusts (REITs) – 3.0%
AIMS APAC REIT	2,543,900	2,473,552
Charter Hall Retail REIT	2,876,456	7,511,788
H&R Real Estate Investment Trust	243,360	2,353,816
Immobiliare Grande Distribuzione SIIQ SpA	464,761	1,732,239
Keppel Pacific Oak US REIT(b)	2,396,000	1,677,540
Killam Apartment Real Estate Investment Trust	522,990	6,968,053
Manulife US Real Estate Investment Trust(b)	4,141,400	2,361,294
Merlin Properties Socimi SA	236,820	2,293,445
Morguard North American Residential Real Estate Investment Trust	185,002	2,354,205
Regional REIT Ltd.(b)	2,548,170	2,250,615
Sasseur Real Estate Investment Trust(b)	4,009,200	2,251,576

		34,228,123

Real Estate Management & Development – 3.7%
CA Immobilien Anlagen AG	345,323	10,993,048
Emaar Development PJSC(a)	1,907,920	2,209,378
Farglory Land Development Co., Ltd.	3,413,000	7,190,655
Grand City Properties SA	397,500	5,376,910
IWG PLC(a)	1,904,737	4,361,166
Kerry Properties Ltd.	902,500	2,509,670
KWG Living Group Holdings Ltd.(b)	10,686,000	3,349,623
Midea Real Estate Holding Ltd.(b)	1,917,200	3,106,892
Sirius Real Estate Ltd.	1,732,560	1,881,269

		40,978,611

		75,206,734

Health Care – 6.7%
Biotechnology – 0.9%
BioGaia AB	204,235	2,078,044
Clinuvel Pharmaceuticals Ltd.	132,351	1,357,566
Hugel, Inc.(a)	76,845	6,231,452

		9,667,062

Health Care Equipment & Supplies – 2.7%
ConvaTec Group PLC(b)	2,993,112	8,204,058
Getinge AB - Class B	420,990	9,757,017
LivaNova PLC(a)	135,404	8,458,688
Osstem Implant Co., Ltd.	28,258	2,185,705
Riverstone Holdings Ltd.	4,454,800	2,372,815

		30,978,283

Company	Shares	U.S. $ Value

Health Care Providers & Services – 0.7%
Chularat Hospital PCL	24,378,800	$2,551,310
Healius Ltd.	918,220	2,327,935
Odontoprev SA	1,411,080	2,521,014

		7,400,259

Life Sciences Tools & Services – 0.9%
Chemometec A/S	26,215	2,817,354
Gerresheimer AG	117,223	7,657,865

		10,475,219

Pharmaceuticals – 1.5%
Chong Kun Dang Pharmaceutical Corp.	16,828	1,137,191
Faes Farma SA	496,093	2,023,229
Huons Co., Ltd.	37,076	1,007,390
Hypera SA	943,700	6,859,404
Mega Lifesciences PCL	2,098,400	2,997,290
Sanofi India Ltd.	29,225	2,382,891

		16,407,395

		74,928,218

Consumer Staples – 4.1%
Beverages – 0.8%
Royal Unibrew A/S	102,264	9,101,272

Food & Staples Retailing – 0.8%
Arcs Co., Ltd.	143,500	2,118,536
Axfood AB	112,628	3,242,843
Sheng Siong Group Ltd.	2,307,600	2,524,813
Sonae SGPS SA	1,332,610	1,635,147

		9,521,339

Food Products – 1.5%
Austevoll Seafood ASA	638,154	7,526,503
Hokuto Corp.	174,800	2,494,206
Marfrig Global Foods SA	709,200	1,641,061
Zhou Hei Ya International Holdings Co., Ltd.(b)	7,050,800	4,860,671

		16,522,441

Personal Products – 1.0%
Cosmax, Inc.	60,324	2,629,394
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	46,162,640	3,098,684
TCI Co., Ltd.	950,000	4,955,356

		10,683,434

		45,828,486

Energy – 3.4%
Energy Equipment & Services – 0.2%
Pason Systems, Inc.	227,239	2,575,681

Oil, Gas & Consumable Fuels – 3.2%
Baytex Energy Corp.(a)	556,804	2,703,562
Beach Energy Ltd.	8,909,121	10,611,254
Cosmo Energy Holdings Co., Ltd.	196,000	5,404,717
Harbour Energy PLC	423,890	1,883,087
Inner Mongolia Yitai Coal Co., Ltd.	745,000	1,091,582

Company	Shares	U.S. $ Value

Itochu Enex Co., Ltd.	347,800	$2,695,666
New Hope Corp., Ltd.	493,930	1,187,041
Serica Energy PLC	620,828	2,151,397
VERBIO Vereinigte BioEnergie AG	54,600	2,750,637
Vermilion Energy, Inc.	140,887	2,681,581
Whitecap Resources, Inc.	376,248	2,613,158

		35,773,682

		38,349,363

Utilities – 2.7%
Electric Utilities – 1.0%
Elmera Group ASA(b)	935,756	1,903,342
Enea SA(a)	1,223,470	2,666,865
Enerjisa Enerji AS(b)	2,663,160	2,173,878
Genesis Energy Ltd.	2,991,078	4,946,836

		11,690,921

Independent Power and Renewable Electricity Producers – 1.3%
Capital Power Corp.	403,273	14,101,397

Multi-Utilities – 0.2%
Hera SpA	795,239	2,304,395

Water Utilities – 0.2%
Cia de Saneamento de Minas Gerais-COPASA	1,132,000	2,491,786

		30,588,499

Total Common Stocks (cost $1,171,619,096)		1,093,749,165

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.30%(c) (d) (e) (cost $15,644,668)	15,644,668	15,644,668

Total Investments – 98.6% (cost $1,187,263,764)(f)		1,109,393,833
Other assets less liabilities – 1.4%		15,774,674

Net Assets – 100.0%		$1,125,168,507

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	1,014,071	USD	7,833	07/15/2022	$354,868
Bank of America, NA	USD	8,394	JPY	1,084,996	07/15/2022	(392,443)
Bank of America, NA	CAD	4,732	USD	3,666	07/21/2022	(9,787)
Bank of America, NA	EUR	4,713	USD	5,070	07/28/2022	123,734
Bank of America, NA	USD	4,417	EUR	4,243	07/28/2022	36,325
Bank of America, NA	USD	4,862	EUR	4,548	07/28/2022	(88,387)
Bank of America, NA	NOK	25,989	USD	2,600	09/22/2022	(43,333)
Barclays Bank PLC	USD	3,716	INR	289,480	07/07/2022	(51,226)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,649	JPY	360,478	07/15/2022	$9,138
Barclays Bank PLC	USD	10,617	GBP	8,470	08/25/2022	(296,552)
Barclays Bank PLC	USD	7,957	MYR	35,142	12/15/2022	(401)
BNP Paribas SA	USD	6,736	INR	516,326	07/07/2022	(198,852)
BNP Paribas SA	USD	12,279	SGD	16,796	07/08/2022	(189,229)
BNP Paribas SA	USD	3,689	CAD	4,633	07/21/2022	(89,741)
BNP Paribas SA	USD	3,283	KRW	4,079,239	07/27/2022	(116,922)
Citibank, NA	USD	3,550	AUD	4,862	07/21/2022	(193,349)
Citibank, NA	USD	3,708	EUR	3,546	07/28/2022	13,553
Deutsche Bank AG	USD	8,818	CHF	8,426	07/13/2022	12,737
Deutsche Bank AG	AUD	7,956	USD	5,592	07/21/2022	100,265
Deutsche Bank AG	EUR	45,851	USD	48,460	07/28/2022	337,873
Deutsche Bank AG	PHP	301,351	USD	5,692	07/28/2022	219,726
Goldman Sachs Bank USA	JPY	1,344,290	USD	10,599	07/15/2022	685,883
Goldman Sachs Bank USA	CAD	4,633	USD	3,576	07/21/2022	(23,694)
Goldman Sachs Bank USA	TWD	142,742	USD	4,910	07/27/2022	103,200
HSBC Bank USA	INR	325,318	USD	4,178	07/07/2022	59,553
HSBC Bank USA	JPY	658,386	USD	5,103	07/15/2022	248,189
HSBC Bank USA	TWD	305,479	USD	10,301	07/27/2022	13,919
HSBC Bank USA	USD	5,957	KRW	7,376,652	07/27/2022	(231,856)
Morgan Stanley Capital Services, Inc.	USD	14,664	INR	1,123,595	07/07/2022	(438,261)
Morgan Stanley Capital Services, Inc.	CHF	3,404	USD	3,458	07/13/2022	(109,391)
Morgan Stanley Capital Services, Inc.	USD	15,294	CHF	14,221	07/13/2022	(390,535)
Morgan Stanley Capital Services, Inc.	USD	3,249	JPY	441,866	07/15/2022	9,928
Morgan Stanley Capital Services, Inc.	USD	14,835	JPY	1,931,751	07/15/2022	(589,830)
Morgan Stanley Capital Services, Inc.	USD	10,317	AUD	14,394	07/21/2022	(380,222)
Morgan Stanley Capital Services, Inc.	TWD	441,208	USD	15,143	07/27/2022	285,160
Morgan Stanley Capital Services, Inc.	EUR	3,495	USD	3,704	07/28/2022	35,949
Morgan Stanley Capital Services, Inc.	USD	3,801	EUR	3,638	07/28/2022	16,925
Morgan Stanley Capital Services, Inc.	GBP	1,984	USD	2,425	08/25/2022	7,911
Morgan Stanley Capital Services, Inc.	GBP	6,486	USD	7,791	08/25/2022	(112,289)
Natwest Markets PLC	INR	239,944	USD	3,067	07/07/2022	29,619
Natwest Markets PLC	USD	13,361	ILS	44,507	07/25/2022	(606,059)
Natwest Markets PLC	EUR	7,569	USD	8,138	07/28/2022	194,212
Natwest Markets PLC	USD	12,455	ZAR	200,102	08/18/2022	(211,262)
Standard Chartered Bank	TRY	108,183	USD	5,891	07/19/2022	(526,876)
Standard Chartered Bank	USD	5,050	TWD	147,007	07/27/2022	(99,508)
State Street Bank & Trust Co.	SGD	13,150	USD	9,535	07/08/2022	70,121
State Street Bank & Trust Co.	CAD	5,572	USD	4,375	07/21/2022	46,156
UBS AG	AUD	11,300	USD	8,147	07/21/2022	346,382
UBS AG	CAD	3,727	USD	2,947	07/21/2022	51,824
UBS AG	USD	7,184	CAD	9,299	07/21/2022	40,066
UBS AG	SEK	61,885	USD	6,073	09/22/2022	3,842

						$(1,932,947)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $64,433,028 or 5.7% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of June 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $147,082,890 and gross unrealized depreciation of investments was $(226,885,768), resulting in net unrealized depreciation of $(79,802,878).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MYR – Malaysian Ringgit

NOK – Norwegian Krone

PHP – Philippine Peso

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SDR – Swedish Depositary Receipt

Bernstein Fund, Inc.

International Small Cap Portfolio

June 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Industrials	$51,336,577	$162,499,972	$—	$213,836,549
Consumer Discretionary	11,584,680	142,882,623	—	154,467,303
Information Technology	4,540,532	129,726,755	—	134,267,287
Financials	18,156,860	102,921,473	—	121,078,333
Materials	19,047,146	93,724,578	—	112,771,724
Communication Services	14,812,426	77,614,243	—	92,426,669
Real Estate	13,557,343	61,649,391	—	75,206,734
Health Care	22,763,231	52,164,987	—	74,928,218

Investments in Securities:	Level 1	Level 2		Level 3	Total
Consumer Staples	$4,739,745	$41,088,741		$—	$45,828,486
Energy	10,573,982	27,775,381		—	38,349,363
Utilities	16,593,183	13,995,316		—	30,588,499
Short-Term Investments	15,644,668	—		—	15,644,668

Total Investments in Securities	203,350,373	906,043,460	(a)	—	1,109,393,833
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	3,457,058		—	3,457,058
Liabilities:
Forward Currency Exchange Contracts	—	(5,390,005)		—	(5,390,005)

Total	$203,350,373	$904,110,513		$—	$1,107,460,886

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2022 is as follows:

Fund	Market Value 09/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$17,728	$209,054	$211,137	$15,645	$31